Trade and Other Payables - Summary of Trade and Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current liabilities
Trade payables	₩ 1,304,795	₩ 1,236,489
Other payables	6,292,683	5,711,701
Total	7,597,478	6,948,190
Non-current liabilities
Trade payables	1,733	3,207
Other payables	1,080,487	1,406,123
Total	₩ 1,082,220	₩ 1,409,330